CONSOLIDATED BALANCE SHEETS - USD ($) $ in Thousands		Dec. 31, 2023	Dec. 31, 2022
Current assets:
Cash and cash equivalents		$ 1,310,715	$ 1,812,729
Restricted cash	[1]	27	50,992
Accounts receivable, net of allowances for credit losses of $153,863 and $202,278		$ 91,638	$ 55,992
Other Receivable, after Allowance for Credit Loss, Current, Related Party, Type [Extensible Enumeration]		Related Party [Member]	Related Party [Member]
Receivables from affiliated companies		$ 797	$ 630
Inventories		29,427	26,416
Prepaid expenses and other current assets		111,688	119,410
Assets held for sale		0	8,503
Total current assets		1,544,292	2,074,672
Property and equipment, net		5,533,994	5,870,905
Intangible assets, net		304,652	43,610
Goodwill		81,582	81,606
Long-term prepayments, deposits and other assets, net of allowances for credit losses of $2,377 and $14,966		$ 100,320	$ 159,697
Other Receivable, after Allowance for Credit Loss, Noncurrent, Related Party, Type [Extensible Enumeration]		Related Party [Member]	Related Party [Member]
Receivables from an affiliated company		$ 0	$ 216,333
Restricted cash	[2]	125,094	124,736
Deferred tax assets, net		0	638
Operating lease right-of-use assets		62,356	58,715
Land use rights, net		582,782	670,872
Total assets		8,335,072	9,301,784
Current liabilities:
Accounts payable		11,752	6,730
Accrued expenses and other current liabilities		1,008,316	809,305
Income tax payable		28,183	11,610
Operating lease liabilities, current		19,685	12,761
Finance lease liabilities, current		35,307	34,959
Current portion of long-term debt, net		$ 0	$ 322,500
Other Liability, Current, Related Party, Type [Extensible Enumeration]		Related Party [Member]	Related Party [Member]
Payables to affiliated companies		$ 377	$ 761
Total current liabilities		1,103,620	1,198,626
Long-term debt, net		7,472,620	8,090,008
Other long-term liabilities		322,591	33,712
Deferred tax liabilities, net		34,959	39,677
Operating lease liabilities, non-current		53,858	55,832
Finance lease liabilities, non-current		187,474	198,291
Total liabilities		9,175,122	9,616,146
Commitments and contingencies (Note 21)
Deficit:
Ordinary shares, par value $0.01; 7,300,000,000 shares authorized; 1,404,679,067 and 1,445,052,143 shares issued; 1,311,270,775 and 1,335,307,327 shares outstanding, respectively		14,047	14,451
Treasury shares, at cost; 93,408,292 and 109,744,816 shares, respectively		(255,068)	(241,750)
Additional paid-in capital		3,109,212	3,218,895
Accumulated other comprehensive losses		(98,599)	(111,969)
Accumulated losses		(4,056,872)	(3,729,952)
Total Melco Resorts & Entertainment Limited shareholders' deficit		(1,287,280)	(850,325)
Noncontrolling interests		447,230	535,963
Total deficit		(840,050)	(314,362)
Total liabilities and deficit		$ 8,335,072	$ 9,301,784

[1]	As of December 31, 2023 and 2022, the current portion of restricted cash included bank time deposits of nil and $50,971, respectively. On September 20, 2022, Melco Resorts Macau provided a bank guarantee in an amount of Macau Patacas (“MOP”) 820,000 (equivalent to $101,942) to the Macau government to guarantee the satisfaction of any labor liabilities upon expiry of the previous gaming subconcession. As stipulated in the bank guarantee contract, MOP410,000 (equivalent to $50,971) was required to be held in a cash deposit account as collateral to secure the bank guarantee. In January 2023, such bank guarantee and the cash deposited in the collateral bank account were released. The cash of MOP410,000 (equivalent to $50,971) deposited in the collateral account was included in the current portion of restricted cash in the accompanying consolidated balance sheets as of December 31, 2022.
[2]	As of December 31, 2023 and 2022, the non-current portion of restricted cash included bank time deposits of $124,556 and $124,592, respectively. On December 9, 2022, as required by the Concession, Melco Resorts Macau provided a bank guarantee in favor of the Macau government of MOP1,000,000 (equivalent to $124,319) to secure the fulfillment of performance of certain of its legal and contractual obligations, including labor obligations. As stipulated in the bank guarantee contract, the amount of MOP1,000,000 (equivalent to $124,319), or an equivalent amount in other currencies, is required to be held in a cash deposit account as collateral in order to secure the bank guarantee. The bank guarantee will remain in effect until 180 days after the earlier of the expiration or termination of the Concession. As of December 31, 2023 and 2022, the cash of Hong Kong dollars (“HK$”) 970,874 (equivalent to MOP1,000,000) held in the collateral bank account was translated to $124,284 and $124,319, respectively, and included in the non-current portion of restricted cash in the accompanying consolidated balance sheets.